UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-3120

Exact name of registrant as specified in charter:	Delaware Group Tax Free Money Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments (Unaudited)

Delaware Tax-Free Money Fund

January 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 29.19%
Education Revenue Bonds – 1.22%
Texas A & M University Series A 5.00% 5/15/07	$250,000	$250,807
		250,807
Escrowed to Maturity Bonds – 4.16%
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Port Development-C & P Docks Project-1)
6.00% 3/1/07 (AMT)	855,000	856,487
		856,487
Housing Revenue Bonds – 3.72%
Chicago, Illinois Single Family Mortgage Revenue Series H
3.80% 10/19/07 (FNMA) (GNMA) (FHLMC) (AMT)	500,000	500,000
South Dakota Housing Development Authority Homeownership Mortgage Revenue
Series C 4.15% 5/1/07	265,000	265,309
		765,309
Local General Obligation Bonds – 9.00%
Alief, Texas Independent School District 6.75% 2/15/07 (PSF)	600,000	600,715
Detroit, Michigan City School District 5.125% 5/1/07	250,000	250,875
Humble, Texas Independent School District Series II 5.00% 2/15/07 (PSF)	500,000	500,239
Katy, Texas Independent School District 6.75% 2/15/07 (PSF)	500,000	500,592
		1,852,421
§Pre-Refunded Bonds – 3.59%
Florida Housing Finance Agency (Mariner Club Apartments) Series K-1
6.375% 9/1/36-07 (AMBAC) (AMT)	525,000	536,377
Indiana Bond Bank Revenue Series A 5.25% 2/1/16-07	200,000	202,000
		738,377
Transportation Revenue Bonds – 2.56%
Ohio State Transportation Project Revenue Series 2006-2 4.25% 11/15/07 (AMT)	525,000	526,994
		526,994
Water & Sewer Revenue Bonds – 4.94%
Austin, Texas Water & Wastewater System Revenue Series C 5.00% 11/15/07 (FSA)	500,000	504,965
Wilkinsburg, Pennsylvania Joint Water Authority Revenue Series B 4.25% 3/15/07 (FSA)	510,000	510,397
		1,015,362
Total Municipal Bonds (cost $6,005,757)		6,005,757
•Variable Rate Demand Notes – 69.03%
Corporate-Backed Revenue Bonds – 4.86%
Butler County, Pennsylvania Industrial Development Authority Revenue
(Wetterau Finance Co. Project) 3.64% 12/1/14 (LOC, Wachovia Bank, N.A.)	1,000,000	1,000,000
		1,000,000
Education Revenue Bonds – 7.05%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 3.69% 12/1/33	150,000	150,000
University of Delaware Revenue Series B 3.69% 11/1/26 (SPA, Landesbank Hessen)	200,000	200,000
University of Pittsburgh, Pennsylvania Commonwealth System of Higher Education
(University Capital Project) Series B 3.47% 9/15/36 (SPA, Dexia Credit)	1,100,000	1,100,000
		1,450,000
Electric Revenue Bonds – 4.86%
#Georgia Municipal Electric Authority Power Revenue Series K12 144A 3.55% 1/1/20 (MBIA)	1,000,000	1,000,000
		1,000,000
Health Care Revenue Bonds – 21.85%
Arizona Health Facilities Authority Revenue (Catholic West) Series B
3.49% 7/1/35	200,000	200,000
Hawaii Pacific Health Special Purpose Revenue (Budget & Financing Department)
Series B-2 3.60% 7/1/33 (RADIAN) (SPA, Bank of Nova Scotia)	1,000,000	1,000,000
New Castle, Pennsylvania Area Hospital Authority Revenue (Jameson Memorial Hospital)
3.52% 7/1/26 (FSA) (SPA, Pittsburgh National Bank, N.A.)	500,000	500,000
Northampton County, Pennsylvania Industrial Development Authority Revenue
(First Mortgage - Kirkland Village) 3.61% 11/1/30 (LOC, Fleet National Bank, N.A.)	845,000	845,000
Westmoreland County, Pennsylvania Industrial Development Authority Revenue
(Health Systems - Excela Project) Series A 3.61% 7/1/27 (LOC, Wachovia Bank, N.A.)	1,950,000	1,950,000
		4,495,000

Housing Revenue Bonds – 11.94%
Marietta, Georgia Housing Authority Multifamily Revenue (Wood Knoll Project)
3.61% 7/1/24 (FHLMC)	1,000,000	1,000,000
Phoenix, Arizona Industrial Development Authority Multifamily Housing Revenue
(Sunrise Vista Apartments) Series A 3.71% 6/1/31 (AMT) (LOC, Wells Fargo Bank, N.A.)	600,000	600,000
Pittsburgh, Pennsylvania Urban Redevelopment Authority Revenue (Wood Street Commons Project)
4.125% 12/1/16 (AMT) (LOC, Pittsburgh National Bank, N.A.)	855,000	855,000
		2,455,000
Lease Revenue Bonds – 8.75%
Alexandria, Virginia Industrial Development Authority Revenue (Institute Defense Analyses Project)
3.65% 10/1/35 (AMBAC) (SPA, Wachovia Bank, N.A.)	1,800,000	1,800,000
		1,800,000
State General Obligation Bonds – 9.72%
Massachucetts State Series C 3.57% 1/1/21 (SPA, State Street)	1,000,000	1,000,000
Pennsylvania State University Series A 3.61% 4/1/31 (SPA, Chase Manhattan Bank)	1,000,000	1,000,000
		2,000,000
Total Variable Rate Demand Notes (cost $14,200,000)		14,200,000
Total Value of Securities – 98.22%
(cost $20,205,757)©		20,205,757
Receivables and Other Assets Net of Liabilities (See Notes) – 1.78%		366,206
Net Assets Applicable to 20,567,816 Shares Outstanding – 100.000%		$20,571,963

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 2 in “Notes.”
•Variable rate security. The rate shown is the rate as of January 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $1,000,000, which represented 4.86% of the Fund’s net assets. See Note 2 in "Notes."
©Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
SPA – Stand-by Purchase Agreement

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Money Fund (the “Trust”) – Delaware Tax-Free Money Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on October 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably like to materially affect, registrant’s internal controls over financial reporting. To seek to increase the controls’ effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant’s independent public accountants in connection with such reviews.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: